UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/2008

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2008 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Discretionary--10.0%
Gap	18,780	369,590
Johnson Controls	9,240	312,312
Lowe's Cos.	13,350	306,249
Macy's	6,660	153,580
McDonald's	5,620	313,427
News, Cl. A	49,400	926,250
Omnicom Group	16,060	709,531
Philip Morris International	24,680 a	1,248,314
Royal Caribbean Cruises	9,770 b	321,433
Time Warner	17,710	248,294
TJX Cos.	13,360	441,815
Toll Brothers	8,910 a	209,207
Viacom, Cl. B	12,300 a	487,326
		6,047,328
Consumer Staples--10.2%
Altria Group	24,680	547,896
Cadbury Schweppes, ADR	14,540	642,959
CVS Caremark	16,970	687,454
Estee Lauder, Cl. A	7,350	336,998
Kraft Foods, Cl. A	24,045	745,635
Molson Coors Brewing, Cl. B	6,240	328,037
Procter & Gamble	28,070	1,966,865
Wal-Mart Stores	10,750	566,310
Walgreen	8,600	327,574
		6,149,728
Energy--17.4%
Anadarko Petroleum	4,040	254,641
Chesapeake Energy	13,210	609,641
Chevron	20,290	1,731,954
Devon Energy	14,620	1,525,305
EOG Resources	5,010	601,200
Exxon Mobil	24,664	2,086,081
Hess	4,900	432,082
Marathon Oil	18,990	865,944
Occidental Petroleum	13,170	963,649
Valero Energy	8,330	409,086
XTO Energy	16,255	1,005,534
		10,485,117
Financial--24.6%
American International Group	16,836	728,157
Ameriprise Financial	6,050	313,692
AON	6,970	280,194
Bank of America	35,400	1,342,014
Capital One Financial	3,650	179,653
Chubb	10,710	529,931

Citigroup	35,410	758,482
Federal National Mortgage
Association	14,580	383,746
Franklin Resources	2,720	263,813
Freddie Mac	6,000	151,920
Genworth Financial, Cl. A	12,550	284,132
Goldman Sachs Group	4,530	749,217
Invesco	22,590	550,292
JPMorgan Chase & Co.	41,180	1,768,681
Lincoln National	9,530	495,560
Merrill Lynch & Co.	13,570	552,842
MetLife	10,290	620,075
Morgan Stanley	9,030	412,671
Northern Trust	6,390	424,743
PNC Financial Services Group	7,740	507,512
Principal Financial Group	7,080	394,498
Prudential Financial	5,120	400,640
State Street	3,800	300,200
T. Rowe Price Group	6,510	325,500
U.S. Bancorp	24,110	780,200
Wachovia	10,940	295,380
Wells Fargo & Co.	36,940	1,074,954
		14,868,699
Health Care--8.0%
Abbott Laboratories	19,800	1,091,970
Amgen	6,390 a	266,974
Baxter International	9,900	572,418
Covidien	8,037	355,637
Laboratory Corp. of America
Holdings	4,020 a	296,194
Merck & Co.	17,890	678,926
Thermo Fisher Scientific	6,790 a	385,944
Wyeth	28,400	1,185,984
		4,834,047
Industrial--10.3%
Deere & Co.	4,740	381,285
Dover	6,600	275,748
Eaton	7,290	580,794
General Electric	75,460	2,792,775
Honeywell International	6,900	389,298
Lockheed Martin	2,970	294,921
Raytheon	6,460	417,381
Tyco International	4,937	217,475
Union Pacific	3,270	409,993
Waste Management	13,110	439,972
		6,199,642
Information Technology--4.0%
Accenture, Cl. A	8,730	307,034
Automatic Data Processing	9,090	385,325
Hewlett-Packard	7,090	323,729
Intel	13,060	276,611
International Business Machines	2,930	337,360

Microsoft	9,510	269,894
NCR	8,380 a	191,315
Tyco Electronics	9,997	343,097
		2,434,365
Materials--2.7%
Air Products & Chemicals	3,510	322,920
Allegheny Technologies	3,490	249,046
Celanese, Ser. A	7,710	301,076
Dow Chemical	8,380	308,803
Freeport-McMoRan Copper & Gold	4,440	427,217
		1,609,062
Telecommunications--5.2%
AT & T	57,060	2,185,398
Verizon Communications	26,860	979,047
		3,164,445
Utilities--7.3%
Constellation Energy Group	6,840	603,767
Entergy	8,480	924,998
Exelon	11,580	941,107
FPL Group	4,700	294,878
NRG Energy	7,650 a,b	298,274
Questar	12,680	717,181
Southern	17,030	606,438
		4,386,643
Total Common Stocks
(cost $53,367,224)		60,179,076

Other Investment--.6%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $333,000)	333,000 [c]	333,000

Investment of Cash Collateral for
Securities Loaned--1.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $574,362)	574,362 [c]	574,362

Total Investments (cost $54,274,586)	101.3%	61,086,438
Liabilities, Less Cash and Receivables	(1.3%)	(784,795)
Net Assets	100.0%	60,301,643

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio's securities on loan is $557,736 and the total market value of the collateral held by the portfolio is $574,362.
c	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $54,274,586. Net unrealized appreciation on investments was $6,811,852 of which $10,875,011 related to appreciated investment securities and $4,063,159 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	61,086,438		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	61,086,438		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
March 31, 2008 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Consumer Discretionary--12.3%
Aeropostale	86,575 a,b	2,347,048
American Greetings, Cl. A	80,300	1,489,565
Apollo Group, Cl. A	7,450 b	321,840
AutoZone	10,700 b	1,217,981
Big Lots	24,500 a,b	546,350
Blyth	55,700	1,098,404
Brinker International	108,850	2,019,167
Choice Hotels International	35,550 a	1,212,611
Coach	38,100 b	1,148,715
DISH Network, Cl. A	18,700 b	537,251
Dollar Tree	91,400 b	2,521,726
Expedia	35,250 a,b	771,622
Family Dollar Stores	79,150 a	1,543,425
GameStop, Cl. A	59,300 b	3,066,403
Gentex	106,750 a	1,830,762
Hanesbrands	40,650 a,b	1,186,980
Hasbro	45,450 a	1,268,055
ITT Educational Services	22,800 a,b	1,047,204
Priceline.com	9,050 a,b	1,093,783
Ross Stores	19,900	596,204
Scholastic	29,800 a,b	902,046
Snap-On	23,700	1,205,145
Sotheby's	48,400 a	1,399,244
Tiffany & Co.	26,900 a	1,125,496
Warnaco Group	50,050 a,b	1,973,972
		33,470,999
Consumer Staples--4.4%
BJ's Wholesale Club	17,400 b	621,006
Church & Dwight	54,900	2,977,776
Herbalife	20,050	952,375
Hormel Foods	76,050	3,168,243
PepsiAmericas	41,100	1,049,283
Universal	46,800 a	3,066,804
		11,835,487
Energy--11.1%
Cameron International	59,300 a,b	2,469,252
Chesapeake Energy	9,500	438,425
Cimarex Energy	73,650 a	4,031,601
Denbury Resources	130,000 b	3,711,500
FMC Technologies	40,300 b	2,292,667
Frontier Oil	38,850	1,059,051
Frontline	45,900 a	2,112,318
Holly	22,650 a	983,236
National Oilwell Varco	40,500 a,b	2,364,390
Noble Energy	53,200	3,872,960
Patterson-UTI Energy	47,600	1,246,168
Pride International	25,150 b	878,992
Sunoco	9,500	498,465
Superior Energy Services	33,750 b	1,337,175
Swift Energy	26,400 b	1,187,736
Tidewater	27,350 a	1,507,258

		29,991,194
Financial--15.3%
AMB Property	34,150	1,858,443
American Financial Group	71,775	1,834,569
Cincinnati Financial	45,100	1,715,604
Endurance Specialty Holdings	26,400 a	966,240
Everest Re Group	6,300	564,039
FirstMerit	82,100 a	1,696,186
HCC Insurance Holdings	134,550	3,052,940
Hospitality Properties Trust	134,400 a	4,572,288
Host Hotels & Resorts	65,000	1,034,800
Janus Capital Group	61,700	1,435,759
Jefferies Group	49,550 a	799,241
Jones Lang LaSalle	45,400 a	3,511,236
National Retail Properties	33,000 a	727,650
Nationwide Financial Services, Cl.
A	11,350	536,628
Philadelphia Consolidated Holding	28,300 b	911,260
Potlatch	18,800	775,876
ProLogis	45,950	2,704,617
Raymond James Financial	81,000	1,861,380
Reinsurance Group of America	19,100 a	1,039,804
SEI Investments	16,700	412,323
StanCorp Financial Group	25,300	1,207,063
SVB Financial Group	30,200 a,b	1,317,928
TCF Financial	173,700	3,112,704
Unum Group	63,850	1,405,338
W.R. Berkley	36,100	999,609
Weingarten Realty Investors	39,500 a	1,360,380
		41,413,905
Health Care--11.9%
Apria Healthcare Group	81,700 b	1,613,575
CIGNA	24,250	983,822
Dentsply International	96,900	3,740,340
Edwards Lifesciences	47,000 a,b	2,093,850
Endo Pharmaceuticals Holdings	24,200 b	579,348
Health Net	28,000 b	862,400
Henry Schein	30,600 a,b	1,756,440
Humana	26,100 b	1,170,846
Intuitive Surgical	18,400 a,b	5,968,040
Invitrogen	63,250 b	5,405,978
Kinetic Concepts	37,300 b	1,724,379
King Pharmaceuticals	89,100 b	775,170
Lincare Holdings	76,600 b	2,153,226
Medicis Pharmaceutical, Cl. A	42,750 a	841,747
STERIS	39,600	1,062,468
Warner Chilcott, Cl. A	80,600 b	1,450,800
		32,182,429
Industrial--15.1%
AGCO	38,850 a,b	2,326,338
Allied Waste Industries	289,650 b	3,131,116
Applied Industrial Technologies	43,850	1,310,677
Dun & Bradstreet	39,300	3,198,234
EMCOR Group	26,650 a,b	591,897
Fastenal	8,850 a	406,481
Fluor	13,000	1,835,080
Gardner Denver	55,700 b	2,066,470
GATX	42,200	1,648,754

Harsco	10,550	584,259
Herman Miller	19,250 a	472,973
HNI	24,400 a	656,116
Hubbell, Cl. B	57,250	2,501,253
Jacobs Engineering Group	21,800 b	1,604,262
Kennametal	22,500	662,175
L-3 Communications Holdings	8,300	907,522
Manitowoc	41,700	1,701,360
Manpower	34,200	1,924,092
Oshkosh	30,700 a	1,113,796
Rockwell Automation	26,500	1,521,630
SPX	27,550	2,889,995
Steelcase, Cl. A	56,600 a	625,996
Teleflex	51,050	2,435,596
Thomas & Betts	21,300 b	774,681
URS	25,200 b	823,788
W.W. Grainger	20,500	1,565,995
Werner Enterprises	37,500 a	696,000
Zebra Technologies, Cl. A	32,400 b	1,079,568
		41,056,104
Information Technology--13.0%
Activision	61,400 b	1,676,834
ADC Telecommunications	166,400 b	2,010,112
ADTRAN	23,900 a	442,150
Avnet	22,800 b	746,244
CA	52,100 a	1,172,250
CommScope	81,600 a,b	2,842,128
Computer Sciences	45,900 b	1,872,261
Dolby Laboratories, Cl. A	18,050 a,b	654,493
Dycom Industries	65,400 b	785,454
Harris	28,600	1,387,958
Intersil, Cl. A	93,300	2,395,011
Lam Research	13,200 b	504,504
MasterCard, Cl. A	4,600 a	1,025,754
McAfee	77,200 b	2,554,548
MPS Group	85,900 b	1,015,338
NCR	34,100 b	778,503
NVIDIA	49,800 b	985,542
Parametric Technology	52,200 b	834,156
Semtech	144,100 a,b	2,064,953
Synopsys	38,100 b	865,251
Tech Data	43,400 b	1,423,520
Teradata	34,100 b	752,246
Total System Services	48,550 a	1,148,693
Vishay Intertechnology	61,900 b	560,814
Western Digital	105,550 b	2,854,072
Xerox	94,150	1,409,426
Zoran	45,950 a,b	627,677
		35,389,892
Materials--7.8%
AK Steel Holding	77,900	4,239,318
Carpenter Technology	36,400	2,037,308
CF Industries Holdings	15,200	1,575,024
Crown Holdings	61,300 b	1,542,308
Lubrizol	20,000	1,110,200
Mosaic	16,400 b	1,682,640
Olin	41,800	825,968
Owens-Illinois	40,500 b	2,285,415

Reliance Steel & Aluminum	16,900	1,011,634
Sonoco Products	48,700	1,394,281
Terra Industries	96,100 a,b	3,414,433
		21,118,529
Telecommunication Services--1.2%
Telephone & Data Systems	49,300	1,936,011
Windstream	99,100	1,184,245
		3,120,256
Utilities--7.3%
Alliant Energy	59,650	2,088,347
CenterPoint Energy	224,800	3,207,896
ONEOK	34,700	1,548,661
Pepco Holdings	57,750	1,427,580
Portland General Electric	31,000	699,050
Sempra Energy	25,950	1,382,616
Sierra Pacific Resources	365,200	4,612,476
Southern Union	102,200	2,378,194
UGI	32,700	814,884
WGL Holdings	47,200	1,513,232
		19,672,936
Total Common Stocks
(cost $281,669,629)		269,251,731

Other Investment--.7%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,044,000)	2,044,000 [c]	2,044,000

Investment of Cash Collateral for
Securities Loaned--18.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $49,747,202)	49,747,202 [c]	49,747,202

Total Investments (cost $333,460,831)	118.5%	321,042,933
Liabilities, Less Cash and Receivables	(18.5%)	(50,229,199)
Net Assets	100.0%	270,813,734

a	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio's securities on loan is $48,157,702 and the total market value of the collateral held by the portfolio is $49,747,202.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $333,460,831. Net unrealized depreciation on investments was $12,417,897 of which $18,885,075 related to appreciated investment securities and $31,302,972 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	321,042,933

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	321,042,933		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2008 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Consumer Discretionary--12.7%
4Kids Entertainment	6,000 a	58,620
Aaron Rents	42,300 b	911,142
AH Belo, Cl. A	10,200	116,586
Arbitron	15,300 b	660,348
Audiovox, Cl. A	2,350 a	25,098
Big 5 Sporting Goods	12,800 b	112,256
Blue Nile	10,300 a,b	557,745
Bright Horizons Family Solutions	16,500 a,b	710,160
Brown Shoe	28,975	436,653
Buffalo Wild Wings	7,900 a,b	193,550
Building Materials Holding	20,400 b	89,352
Cabela's	23,950 a,b	339,132
California Pizza Kitchen	12,350 a,b	161,908
Cato, Cl. A	19,650	293,571
CEC Entertainment	20,350 a	587,708
Champion Enterprises	50,600 a,b	507,518
Charlotte Russe Holding	19,500 a	338,130
Children's Place Retail Stores	14,700 a,b	361,032
Christopher & Banks	23,250 b	232,268
CKE Restaurants	30,300	339,966
CPI	2,000 b	34,540
Crocs	55,150 a,b	963,470
Deckers Outdoor	9,900 a,b	1,067,418
Dress Barn	23,750 a,b	307,325
Drew Industries	11,600 a,b	283,736
Ethan Allen Interiors	18,800 b	534,484
Finish Line, Cl. A	27,200	129,472
Fleetwood Enterprises	42,500 a,b	195,500
Fossil	35,000 a,b	1,068,900
Fred's, Cl. A	30,450 b	312,112
Genesco	13,700 a,b	316,607
Group 1 Automotive	13,900 b	326,372
Gymboree	22,500 a	897,300
Haverty Furniture	11,800 b	125,552
Hibbett Sports	19,000 a,b	293,360
Hillenbrand	38,000 a	839,800
Hot Topic	27,670 a	119,258
Iconix Brand Group	44,600 a,b	773,810
IHOP	8,900 b	426,310
Interface, Cl. A	41,200	578,860
Jack in the Box	42,400 a	1,139,288
JAKKS Pacific	23,000 a,b	634,110
Jo-Ann Stores	14,925 a,b	219,845
JoS. A. Bank Clothiers	14,075 a,b	288,538
K-Swiss, Cl. A	12,900 b	204,078

La-Z-Boy	26,400 b	220,176
Landry's Restaurants	11,000 b	179,080
Libbey	8,800	148,192
Lithia Motors, Cl. A	10,000 b	101,600
Live Nation	50,650 a,b	614,385
LKQ	72,100 a	1,620,087
M/I Homes	8,200 b	139,236
Maidenform Brands	13,400 a	218,018
Marcus	20,800 b	399,360
MarineMax	1,700 a,b	21,182
Men's Wearhouse	33,200 b	772,564
Meritage Homes	13,000 a,b	251,160
Midas	11,100 a,b	190,809
Monaco Coach	18,600 b	176,328
Monarch Casino & Resort	13,400 a,b	237,314
Movado Group	16,700	325,483
Multimedia Games	19,800 a,b	105,732
National Presto Industries	4,400	230,560
Nautilus	2,600 b	8,554
O'Charleys	14,100	162,432
Oxford Industries	5,600	126,168
P.F. Chang's China Bistro	18,000 a,b	511,920
Panera Bread, Cl. A	21,000 a,b	879,690
Papa John's International	19,200 a	464,832
PEP Boys-Manny Moe & Jack	24,000 b	239,040
Perry Ellis International	5,600 a	122,248
PetMed Express	14,800 a	164,132
Pinnacle Entertainment	33,650 a,b	430,720
Polaris Industries	21,300 b	873,513
Pool	24,425 b	461,388
Pre-Paid Legal Services	5,200 a	220,532
Quiksilver	66,000 a	647,460
Radio One, Cl. D	45,500 a,b	69,160
Red Robin Gourmet Burgers	10,700 a	401,999
Russ Berrie & Co.	6,700 a,b	94,202
Ruth's Chris Steak House	4,700 a,b	32,477
Select Comfort	38,050 a,b	136,980
Shuffle Master	18,350 a,b	98,172
Skechers USA, Cl. A	24,800 a	501,208
Skyline	2,600 b	72,332
Sonic	47,825 a,b	1,054,063
Sonic Automotive, Cl. A	21,200	435,660
Spartan Motors	20,550 b	173,853
Stage Stores	27,450	444,690
Stamps.com	13,900 a	142,614
Standard Motor Products	5,800	35,496
Standard-Pacific	41,700 b	202,662
Steak n Shake	1,100 a,b	8,657
Stein Mart	4,800	26,976
Sturm Ruger & Co.	13,600 a	112,064
Superior Industries International	12,000 b	249,000
Texas Roadhouse, Cl. A	32,300 a,b	316,540

Tractor Supply	21,150 a,b	835,848
Triarc, Cl. B	39,200	270,872
Tuesday Morning	14,100 b	73,038
Tween Brands	17,200 a,b	425,528
UniFirst	10,500	389,445
Universal Electronics	7,900 a	191,259
Universal Technical Institute	11,500 a,b	134,895
Volcom	7,700 a,b	155,617
Winnebago Industries	20,500 b	346,450
WMS Industries	28,900 a	1,039,533
Wolverine World Wide	38,400	1,113,984
Zale	21,400 a,b	422,864
Zumiez	7,500 a,b	117,675
		40,502,496
Consumer Staples--3.6%
Alliance One International	65,900 a,b	398,036
Andersons	12,500 b	557,625
Boston Beer, Cl. A	5,300 a	251,962
Casey's General Stores	31,200 b	705,120
Central Garden & Pet, Cl. A	49,900 a	221,556
Chattem	11,900 a,b	789,446
Flowers Foods	52,449 b	1,298,113
Great Atlantic & Pacific Tea	12,600 a	330,372
Hain Celestial Group	26,100 a,b	769,950
J & J Snack Foods	9,150 b	251,350
Lance	17,700 b	346,920
Longs Drug Stores	19,400	823,724
Nash Finch	10,300 b	349,994
Peet's Coffee & Tea	8,150 a,b	191,606
Performance Food Group	21,250 a	694,450
Ralcorp Holdings	16,000 a,b	930,400
RC2	15,400 a,b	322,938
Sanderson Farms	9,150	347,792
Spartan Stores	15,200 b	316,920
Spectrum Brands	19,000 a,b	86,830
TreeHouse Foods	21,300 a,b	486,918
United Natural Foods	27,400 a,b	512,654
USANA Health Sciences	7,400 a,b	163,022
WD-40	10,600	352,450
		11,500,148
Energy--9.4%
Atwood Oceanics	19,700 a,b	1,806,884
Basic Energy Services	9,700 a,b	214,176
Bristow Group	15,300 a,b	821,151
Cabot Oil & Gas	63,700	3,238,508
CARBO Ceramics	12,900 b	517,290
Dril-Quip	17,850 a,b	829,490
Gulf Island Fabrication	8,000 b	229,760
Helix Energy Solutions Group	59,000 a	1,858,500
Hornbeck Offshore Services	14,100 a,b	643,947
ION Geophysical	49,800 a	687,240
Lufkin Industries	8,700	555,234

Massey Energy	56,100	2,047,650
Matrix Service	15,800 a	271,444
NATCO Group, Cl. A	12,200 a	570,350
Oceaneering International	37,550 a	2,365,650
Patriot Coal	16,650 a,b	782,050
Penn Virginia	24,250	1,069,182
Petroleum Development	9,200 a,b	637,284
PetroQuest Energy	24,200 a,b	419,628
Pioneer Drilling	34,200 a,b	544,806
SEACOR Holdings	15,100 a,b	1,288,936
St. Mary Land & Exploration	41,300 b	1,590,050
Stone Energy	20,400 a	1,067,124
Superior Well Services	10,100 a,b	220,887
Swift Energy	21,300 a,b	958,287
Tetra Technologies	43,050 a,b	681,912
Unit	32,800 a	1,858,120
W-H Energy Services	20,300 a	1,397,655
World Fuel Services	20,000 b	561,400
		29,734,595
Financial--17.1%
Acadia Realty Trust	17,800 b	429,870
Anchor Bancorp Wisconsin	10,700 b	202,979
Bank Mutual	43,700 b	469,338
BankAtlantic Bancorp, Cl. A	31,000 b	121,210
BankUnited Financial, Cl. A	21,000 b	105,210
BioMed Realty Trust	42,700	1,020,103
Boston Private Financial Holdings	27,000 b	285,930
Brookline Bancorp	39,300 b	451,164
Cascade Bancorp	19,800 b	189,288
Cash America International	20,500	746,200
Central Pacific Financial	20,000 b	377,000
Colonial Properties Trust	32,000	769,600
Columbia Banking System	9,000	201,420
Community Bank System	24,600 b	604,176
Corus Bankshares	23,000 b	223,790
Deerfield Capital	4,156	5,860
Delphi Financial Group, Cl. A	27,300	797,979
DiamondRock Hospitality	55,400 b	701,918
Dime Community Bancshares	17,800	311,144
Downey Financial	10,150 b	186,557
East West Bancorp	42,600 b	756,150
EastGroup Properties	16,000 b	743,360
Entertainment Properties Trust	21,300 b	1,050,729
Essex Property Trust	16,400	1,869,272
Extra Space Storage	42,000	679,980
Financial Federal	17,550 b	382,765
First BanCorp/Puerto Rico	54,500	553,720
First Cash Financial Services	17,000 a,b	175,610
First Commonwealth Financial	36,600 b	424,194
First Financial Bancorp	23,800	320,110
First Midwest Bancorp	32,000	888,640
FirstFed Financial	6,400 a,b	173,760

Flagstar Bancorp	25,000 b	180,500
Forestar Real Estate Group	22,900 a,b	570,439
Franklin Bank	19,000 a,b	57,570
Frontier Financial	30,100 b	532,168
Glacier Bancorp	37,400 b	716,958
Guaranty Financial Group	22,800 a	242,136
Hancock Holding	15,000 b	630,300
Hanmi Financial	30,200	223,178
Hilb, Rogal & Hobbs	22,500	708,075
Home Properties	21,300	1,022,187
Independent Bank	13,470 b	139,819
Infinity Property & Casualty	12,600	524,160
Inland Real Estate	41,500 b	631,215
Investment Technology Group	30,600 a,b	1,413,108
Irwin Financial	10,300 b	54,693
Kilroy Realty	21,800 b	1,070,598
Kite Realty Group Trust	19,000	266,000
LaBranche & Co.	31,000 a	134,850
LandAmerica Financial Group	8,400 b	331,548
Lexington Realty Trust	40,800 b	587,928
LTC Properties	11,150	286,667
Medical Properties Trust	37,900 b	429,028
Mid-America Apartment Communities	17,000	847,280
Nara Bancorp	15,800 b	205,242
National Penn Bancshares	48,750	886,762
National Retail Properties	50,500 b	1,113,525
Navigators Group	9,100 a	495,040
Old National Bancorp	44,000	792,000
optionsXpress Holdings	33,500 b	693,785
Parkway Properties	10,800 b	399,168
Pennsylvania Real Estate
Investment Trust	22,800	556,092
Philadelphia Consolidated Holding	37,200 a	1,197,840
Piper Jaffray	9,800 a,b	332,808
Portfolio Recovery Associates	10,500 b	450,345
Presidential Life	13,900 b	242,416
PrivateBancorp	13,100 b	412,257
ProAssurance	19,700 a,b	1,060,451
Prosperity Bancshares	24,200	693,572
Provident Bankshares	11,900 b	127,806
PS Business Parks	10,300 b	534,570
Rewards Network	14,400 a	64,512
RLI	14,800	733,636
Safety Insurance Group	10,700 b	365,191
Selective Insurance Group	38,100 b	909,828
Senior Housing Properties Trust	65,300 b	1,547,610
Signature Bank	16,700 a	425,850
South Financial Group	44,700 b	664,242
Sovran Self Storage	12,200 b	521,062
Sterling Bancorp	14,300 b	222,079
Sterling Bancshares	41,550	413,007
Sterling Financial	31,980	499,208

Stewart Information Services	6,900 b	193,131
Susquehanna Bancshares	58,500 b	1,191,645
SWS Group	15,650	191,400
Tanger Factory Outlet Centers	16,350 b	628,985
Tower Group	13,100	329,727
TradeStation Group	17,000 a,b	144,840
Triad Guaranty	6,000 a,b	30,000
Trustco Bank	57,700 b	512,953
UCBH Holdings	71,700 b	556,392
UMB Financial	22,800 b	939,360
Umpqua Holdings	39,700 b	615,747
United Bankshares	29,500 b	786,175
United Community Banks	25,250 b	428,745
United Fire & Casualty	15,600 b	583,440
Whitney Holding	42,500 b	1,053,575
Wilshire Bancorp	13,700 b	104,668
Wintrust Financial	14,400 b	503,280
World Acceptance	11,500 a,b	366,275
Zenith National Insurance	24,800 b	889,328
		54,429,001
Health Care--11.7%
Abaxis	10,600 a	245,602
Air Methods	6,100 a	295,057
Allscripts Healthcare Solutions	39,500 a,b	407,640
Alpharma, Cl. A	23,750 a,b	622,487
Amedisys	15,833 a,b	622,870
American Medical Systems Holdings	44,800 a,b	635,712
AMERIGROUP	37,600 a	1,027,608
AMN Healthcare Services	18,200 a	280,644
AmSurg	19,450 a,b	460,576
Analogic	10,700	711,978
ArQule	22,600 a,b	96,728
ArthroCare	18,700 a,b	623,645
BIOLASE Technology	12,800 a,b	39,552
Cambrex	23,700 b	164,241
Centene	29,400 a	409,836
Chemed	16,150 b	681,530
CONMED	23,800 a	610,232
Cooper	30,800 b	1,060,444
Cross Country Healthcare	15,900 a	196,683
CryoLife	13,300 a	125,020
Cubist Pharmaceuticals	37,500 a	690,750
Cyberonics	11,200 a	162,400
Datascope	8,200	339,726
Dionex	14,000 a	1,077,860
Enzo Biochem	18,916 a	171,946
Greatbatch	15,400 a,b	283,514
Haemonetics	16,900 a,b	1,006,902
HealthExtras	19,000 a,b	471,960
Healthways	20,100 a,b	710,334
HMS Holdings	14,900 a	425,395
ICU Medical	9,700 a	279,069

IDEXX Laboratories	40,100 a	1,975,326
Immucor	43,925 a	937,360
Integra LifeSciences Holdings	10,900 a,b	473,823
Invacare	22,300 b	496,844
Inventiv Health	21,000 a,b	605,010
Kendle International	8,100 a,b	363,852
Kensey Nash	8,000 a,b	231,600
LCA-Vision	16,050 b	200,625
LHC Group	9,500 a,b	159,600
Lifecell	17,300 a	727,119
Mannatech	13,200 b	94,116
Martek Biosciences	22,400 a	684,768
Matria Healthcare	13,100 a,b	292,130
MedCath	13,200 a	240,240
Mentor	23,200 b	596,704
Meridian Bioscience	23,150 b	773,905
Merit Medical Systems	19,100 a	302,353
Molina Healthcare	7,700 a,b	188,034
Noven Pharmaceuticals	16,800 a,b	150,864
Odyssey HealthCare	22,800 a	205,200
Omnicell	20,900 a,b	420,090
Osteotech	12,100 a	57,475
Owens & Minor	25,900	1,018,906
Palomar Medical Technologies	14,000 a	211,400
PAREXEL International	32,500 a	848,250
Pediatrix Medical Group	32,800 a	2,210,720
PharmaNet Development Group	12,050 a	304,022
PharMerica	19,500 a,b	323,115
Phase Forward	27,800 a	474,824
Possis Medical	8,300 a,b	161,684
PSS World Medical	51,800 a	862,988
Regeneron Pharmaceuticals	38,100 a,b	731,139
RehabCare Group	12,900 a	193,500
Res-Care	15,500 a	265,825
Salix Pharmaceuticals	28,700 a,b	180,236
Savient Pharmaceuticals	25,550 a,b	511,000
Sciele Pharma	25,000 a,b	487,500
Sunrise Senior Living	31,100 a,b	692,908
SurModics	7,250 a,b	303,630
Symmetry Medical	22,100 a,b	366,860
Theragenics	31,400 a	123,716
ViroPharma	56,500 a,b	505,110
Vital Signs	7,100	359,615
West Pharmaceutical Services	21,200	937,676
		37,189,603
Industrial--17.0%
A.O. Smith	12,800 b	420,736
AAR	25,000 a,b	681,750
ABM Industries	27,500	617,100
Acuity Brands	30,700 b	1,318,565
Administaff	14,900 b	351,789
Albany International, Cl. A	14,750 b	533,065

Angelica	3,200	57,408
Apogee Enterprises	19,450	299,530
Applied Industrial Technologies	23,350	697,931
Applied Signal Technology	10,200	120,360
Arkansas Best	17,600 b	560,736
Astec Industries	12,700 a	492,252
Baldor Electric	30,300 b	848,400
Barnes Group	30,400 b	697,680
Bowne & Co.	18,600	283,650
Brady, Cl. A	35,200 b	1,176,736
Briggs & Stratton	30,500 b	545,950
C & D Technologies	10,100 a,b	50,702
Cascade	5,000 b	246,550
CDI	10,300	258,015
Ceradyne	18,100 a	578,476
CLARCOR	35,100 b	1,247,805
Coinstar	18,000 a,b	506,520
Consolidated Graphics	6,500 a,b	364,325
Cubic	11,200 b	318,416
Curtiss-Wright	29,700 b	1,231,956
EMCOR Group	49,300 a	1,094,953
EnPro Industries	14,400 a,b	449,136
Esterline Technologies	20,000 a	1,007,400
Forward Air	20,000	708,800
Frontier Airlines Holdings	9,300 a,b	23,529
G & K Services, Cl. A	15,000	534,150
Gardner Denver	37,600 a	1,394,960
GenCorp	36,500 a,b	375,585
Griffon	14,600 a,b	125,560
Healthcare Services Group	25,075 b	517,548
Heartland Express	31,966 b	455,835
Heidrick & Struggles International	12,900 b	419,637
Hub Group, Cl. A	24,500 a,b	805,805
Insituform Technologies, Cl. A	18,300 a,b	253,089
Kaman	13,800	390,402
Kaydon	16,200 b	711,342
Kirby	38,050 a	2,168,850
Knight Transportation	33,175 b	546,060
Landstar System	36,400	1,898,624
Lawson Products	1,800	49,590
Lennox International	41,600	1,496,352
Lindsay	7,800 b	799,266
Lydall	11,800 a	135,110
Mesa Air Group	28,300 a	66,505
Mobile Mini	21,900 a,b	416,100
Moog, Cl. A	25,550 a,b	1,078,465
Mueller Industries	30,000	865,500
NCI Building Systems	11,900 a,b	287,980
Old Dominion Freight Line	17,750 a,b	564,982
On Assignment	9,300 a	59,055
Orbital Sciences	35,600 a	857,960
Regal-Beloit	20,300 b	743,589

Robbins & Myers	25,500	832,575
School Specialty	12,500 a,b	394,250
Shaw Group	54,700 a	2,578,558
Simpson Manufacturing	20,750 b	563,985
SkyWest	46,000	971,520
Spherion	48,500 a	296,820
Standard Register	6,900 b	53,751
Standex International	10,500	234,570
Teledyne Technologies	23,600 a	1,109,200
Tetra Tech	40,600 a,b	792,106
Toro	26,800	1,109,252
Tredegar	16,000	291,360
Triumph Group	9,150	520,910
TrueBlue	30,150 a	405,216
United Stationers	16,400 a	782,280
Universal Forest Products	11,600 b	373,520
Valmont Industries	11,400 b	1,001,946
Viad	8,950	322,290
Vicor	10,500 b	125,370
Volt Information Sciences	7,950 a	134,832
Wabash National	20,700 b	186,093
Waste Connections	41,675 a	1,281,090
Watsco	13,550 b	561,241
Watson Wyatt Worldwide, Cl. A	30,100	1,708,175
Watts Water Technologies, Cl. A	17,400 b	487,722
Woodward Governor	42,800	1,143,616
		54,070,370
Information Technology--19.7%
Actel	17,500 a	267,925
Adaptec	84,900 a	249,606
Advanced Energy Industries	26,750 a	354,705
Agilysys	13,600 b	157,760
Anixter International	20,000 a,b	1,280,800
Ansoft	12,400 a,b	378,448
ANSYS	52,550 a,b	1,814,026
Arris Group	94,556 a,b	550,316
ATMI	20,600 a,b	573,298
Avid Technology	21,367 a,b	520,073
Axcelis Technologies	66,000 a,b	369,600
Bankrate	8,000 a,b	399,120
Bel Fuse, Cl. B	9,200 b	256,312
Belden	29,000 b	1,024,280
Benchmark Electronics	53,250 a	955,838
Black Box	11,500	354,775
Blackbaud	26,800 b	650,704
Blue Coat Systems	24,750 a,b	545,490
Brightpoint	33,300 a	278,388
Brooks Automation	49,612 a	482,229
Cabot Microelectronics	16,000 a,b	514,400
CACI International, Cl. A	20,600 a	938,330
Captaris	22,000 a	97,240
Catapult Communications	4,600 a	23,690

Checkpoint Systems	27,500 a	738,375
CIBER	32,900 a	161,210
Cognex	27,000 b	589,410
Cohu	14,000	227,500
Comtech Telecommunications	18,000 a,b	702,000
Concur Technologies	27,750 a	861,637
CTS	24,000	256,800
CyberSource	44,802 a	654,557
Cymer	22,400 a,b	583,296
Daktronics	19,900 b	356,409
DealerTrack Holdings	18,600 a,b	376,092
Digi International	19,000 a	219,260
Diodes	18,650 a,b	409,554
Ditech Networks	23,000 a,b	67,620
DSP Group	21,000 a	267,540
Electro Scientific Industries	16,800 a,b	276,864
Epicor Software	41,000 a,b	459,200
EPIQ Systems	14,900 a	231,248
Exar	29,600 a,b	243,608
FactSet Research Systems	29,700 b	1,599,939
FARO Technologies	9,300 a	289,974
FEI	20,500 a,b	447,515
FLIR Systems	88,100 a,b	2,650,929
Gentiva Health Services	22,700 a,b	493,952
Georgia Gulf	21,000 a,b	145,530
Gerber Scientific	12,000 a,b	106,680
Gevity HR	16,300	141,158
H.B. Fuller	37,350	762,313
Harmonic	58,300 a,b	443,080
Hutchinson Technology	16,900 a,b	268,879
Informatica	62,900 a	1,073,074
InfoSpace	24,500 b	283,465
Insight Enterprises	38,000 a	665,000
Intevac	14,400 a	186,480
Itron	19,000 a,b	1,714,370
j2 Global Communications	34,450 a,b	768,924
JDA Software Group	17,900 a	326,675
Keithley Instruments	7,000	67,900
Knot	19,150 a,b	225,013
Kopin	46,100 a	122,626
Kulicke & Soffa Industries	33,000 a,b	157,740
Littelfuse	13,400 a	468,598
LoJack	14,800 a	187,072
Manhattan Associates	18,000 a	412,740
ManTech International, Cl. A	16,600 a	752,976
MAXIMUS	8,700 b	319,377
Mercury Computer Systems	9,900 a	55,638
Methode Electronics	31,200	364,728
Micrel	41,000	380,070
Micros Systems	54,000 a,b	1,817,640
Microsemi	46,600 a	1,062,480
MKS Instruments	35,000 a,b	749,000

MTS Systems	14,100	454,866
NETGEAR	24,600 a	490,770
Network Equipment Technologies	8,600 a	56,502
Newport	24,000 a,b	268,080
Novatel Wireless	20,350 a	196,988
OM Group	22,800 a	1,243,512
Park Electrochemical	18,500	478,225
PC-Tel	15,300 a	104,040
Perficient	20,600 a	163,564
Pericom Semiconductor	13,000 a	190,840
Phoenix Technologies	13,000 a	203,580
Photon Dynamics	11,000 a,b	116,600
Photronics	25,000 a	238,750
Planar Systems	12,400 a,b	49,724
Plexus	31,000 a	869,550
Progress Software	32,000 a	957,440
Quality Systems	11,500 b	343,505
Radiant Systems	17,700 a	247,269
Radisys	13,400 a,b	135,206
Rogers	10,300 a,b	344,123
Rudolph Technologies	22,100 a	215,917
ScanSource	16,600 a,b	600,754
Secure Computing	37,800 a	243,810
SI International	9,500 a,b	182,305
Skyworks Solutions	106,000 a	771,680
Smith Micro Software	18,100 a,b	110,772
Sonic Solutions	18,000 a,b	173,700
SPSS	14,000 a	542,920
Standard Microsystems	16,800 a,b	490,224
StarTek	2,300 a	21,183
Stratasys	13,000 a,b	231,400
Supertex	11,100 a	226,551
Sykes Enterprises	24,500 a	430,955
Symmetricom	34,000 a,b	118,660
Synaptics	15,000 a,b	358,200
SYNNEX	10,900 a,b	231,298
Take-Two Interactive Software	47,650 a	1,216,028
Technitrol	30,700	710,091
THQ	39,550 a,b	862,190
Tollgrade Communications	11,000 a	57,640
Trimble Navigation	78,300 a	2,238,597
TTM Technologies	24,000 a	271,680
Tyler Technologies	21,600 a	301,968
Ultratech	10,400 a	99,944
United Online	49,150 b	519,024
Varian Semiconductor Equipment
Associates	51,575 a	1,451,836
Veeco Instruments	18,000 a,b	299,340
ViaSat	17,600 a	382,272
Websense	29,100 a	545,625
Wright Express	28,500 a	875,805
X-Rite	14,300 a	85,371

		62,251,942
Materials--3.4%
A.M. Castle & Co.	7,600 b	205,200
AMCOL International	10,650 b	332,600
Arch Chemicals	14,300	532,818
Brush Engineered Materials	12,400 a,b	318,308
Buckeye Technologies	28,000 a	312,480
Century Aluminum	18,900 a,b	1,251,936
Chesapeake	12,400 b	59,644
Deltic Timber	5,700 b	317,490
Gibraltar Industries	16,850 b	197,651
Headwaters	28,000 a,b	369,320
Myers Industries	20,002 b	262,626
Neenah Paper	8,350 b	215,263
NewMarket	9,600	724,320
Omnova Solutions	25,000 a	99,750
Penford	3,000	65,190
PolyOne	57,000 a,b	363,090
Quaker Chemical	6,900	215,901
Quanex	24,350	1,259,869
Rock-Tenn, Cl. A	25,300	758,241
RTI International Metals	14,200 a	641,982
Schulman (A.)	23,300	478,349
Schweitzer-Mauduit International	12,000	277,680
Texas Industries	15,850 b	952,744
Tronox, Cl. B	31,100 b	121,290
Wausau Paper	30,000	247,800
Zep	14,050 b	227,891
		10,809,433
Telecommunication Services--.2%
Fairpoint Communications	50,500	455,510
General Communication, Cl. A	27,500 a	168,850
		624,360
Utilities--4.7%
Allete	15,600	602,472
American States Water	8,450 b	304,200
Atmos Energy	64,500	1,644,750
Avista	41,400	809,784
Central Vermont Public Service	7,850	187,615
CH Energy Group	8,200 b	318,980
Cleco	42,800	949,304
El Paso Electric	27,700 a	591,949
Laclede Group	17,600	627,088
New Jersey Resources	32,100	996,705
Northwest Natural Gas	16,500 b	716,760
Piedmont Natural Gas	47,700 b	1,252,602
South Jersey Industries	19,800 b	695,178
Southern Union	77,443	1,802,099
Southwest Gas	28,500	796,860
UGI	67,100	1,672,132
UIL Holdings	15,400 b	464,002
UniSource Energy	17,250	383,985

		14,816,465
Total Common Stocks
(cost $261,822,730)		315,928,413
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills:
1.18%, 6/26/08	50,000 [c]	49,849
2.01%, 5/29/08	100,000 [c]	99,780
2.13%, 5/8/08	75,000 [c]	74,904
2.15%, 5/15/08	100,000 [c]	99,847
2.23%, 4/24/08	25,000 [c]	24,982
3.18%, 4/3/08	50,000	49,998
Total Short-Term Investments
(cost $399,064)		399,360

Other Investment--1.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,210,000)	4,210,000 [d]	4,210,000
Investment of Cash Collateral for
Securities Loaned--32.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $104,702,137)	104,702,137 [d]	104,702,137

Total Investments (cost $371,133,931)	133.8%	425,239,910
Liabilities, Less Cash and Receivables	(33.8%)	(107,462,507)
Net Assets	100.0%	317,777,403

a	Non-income producing security.
b	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio's securities on loan is $101,472,824 and the total market value of the collateral held by the portfolio is $104,702,137.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $371,133,931. Net unrealized appreciation on investments was $54,105,979 of which $91,249,748 related to appreciated investment securities and $37,143,769 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
March 31, 2008 (Unaudited)
Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2008 ($)

Financial Futures Long
Russell 2000 E-mini	47	3,243,000	June 2008	(20,258)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	424,840,550	(20,258)

Level 2 - Other Significant Observable Inputs	399,360	0

Level 3 - Significant Unobservable Inputs	0	0

Total	425,239,910	(20,258)

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2008 (Unaudited)

Common Stocks--95.5%	Shares	Value ($)

Consumer Discretionary--2.9%
Garmin	33,221 a	1,794,266
International Game Technology	57,390	2,307,652
		4,101,918
Exchange Traded Funds--1.4%
Technology Select Sector SPDR Fund	87,765 a	1,965,936
Industrials--.8%
First Solar	4,616 b	1,066,942
Information Technology--81.4%
Accenture, Cl. A	149,780	5,267,763
Activision	48,247 b	1,317,626
Adobe Systems	121,889 b	4,338,030
Akamai Technologies	108,526 a,b	3,056,092
Amdocs	28,090 b	796,632
Amphenol, Cl. A	43,921	1,636,057
Analog Devices	49,441	1,459,498
Apple	29,364 b	4,213,734
Applied Materials	46,245	902,240
Automatic Data Processing	135,820	5,757,410
BMC Software	43,093 b	1,401,384
Check Point Software Technologies	24,841 b	556,438
Ciena	26,342 a,b	812,124
Cisco Systems	126,159 b	3,039,170
Cognizant Technology Solutions,
Cl. A	161,604 b	4,659,043
Concur Technologies	21,362 a,b	663,290
Corning	176,035	4,231,881
Electronic Arts	42,498 b	2,121,500
EMC	45,442 b	651,638
Fiserv	30,740 b	1,478,287
Google, Cl. A	5,789 b	2,549,881
Hewlett-Packard	116,457	5,317,427
Infosys Technologies, ADR	32,145	1,149,827
Intel	164,972	3,494,107
International Business Machines	44,633	5,139,044
Intersil, Cl. A	56,514	1,450,714
Juniper Networks	45,479 b	1,136,975
KLA-Tencor	28,208 a	1,046,517
McAfee	43,608 b	1,442,989
MEMC Electronic Materials	37,520 b	2,660,168
Microchip Technology	42,170 a	1,380,224
Microsoft	200,926	5,702,280
National Semiconductor	42,155	772,280
NAVTEQ	17,690 b	1,202,920
NetApp	80,480 a,b	1,613,624
NeuStar, Cl. A	150,409 a,b	3,982,830
Nintendo, ADR	9,887	637,279
NVIDIA	16,526 b	327,050
Oracle	183,353 b	3,586,385
QUALCOMM	117,367	4,812,047
Research In Motion	13,580 b	1,524,083
SAP, ADR	26,562 a	1,316,678

Shanda Interactive Entertainment,
ADR	19,347 b	562,998
Sonus Networks	120,940 a,b	416,034
Teradata	16,484 b	363,637
Texas Instruments	163,219	4,614,201
Trimble Navigation	105,141 b	3,005,981
Tyco Electronics	43,876	1,505,824
Varian Semiconductor Equipment
Associates	30,740 b	865,331
Visa, Cl. A	16,650 b	1,038,294
Western Union	66,070	1,405,309
Yahoo!	25,400 a,b	734,822
		115,117,597
Telecommunication Services--9.0%
American Tower, Cl. A	82,749 b	3,244,588
AT & T	117,349	4,494,467
Crown Castle International	36,150 b	1,246,813
Verizon Communications	104,042	3,792,331
		12,778,199
Total Common Stocks
(cost $146,464,034)		135,030,592

Other Investment--3.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,902,718)	4,902,718 [c]	4,902,718

Investment of Cash Collateral for
Securities Loaned--8.9%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,593,094)	12,593,094 [c]	12,593,094

Total Investments (cost $163,959,846)	107.9%	152,526,404
Liabilities, Less Cash and Receivables	(7.9%)	(11,142,404)
Net Assets	100.0%	141,384,000

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At March 31, 2008, the total market value of the portfolio's securities on loan is $11,339,683 and the total market value of the collateral held by the portfolio is $12,593,094.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $163,959,846. Net unrealized depreciation on investments was $11,433,442 of which $2,459,437 related to appreciated investment securities and $13,892,879 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	152,526,404		0

Level 2 - Other Significant Observable Inputs	0		0

Level 3 - Significant Unobservable Inputs	0		0

Total	152,526,404		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)